Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other assets [line items]
Financial assets	$ 156.8	$ 198.3
Other assets	234.8	252.4
Less current portion - financial	9.1	21.4
Less current portion - non-financial	1.1	2.1
Long-term portion	224.6	228.9
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	156.8	198.3
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	33.7	23.6
Other
Disclosure of other assets [line items]
Financial assets	27.0	15.5
Other	9.5	7.6
Investments in joint ventures and associates
Disclosure of other assets [line items]
Other	$ 7.8	$ 7.4